RESTATEMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Financial Position
Inventory	$ 618,650	$ 318,135	$ 398,556
Research and development supplies		1,274,653	1,274,653
Deficit	(366,532,164)	(331,401,149)	(223,417,674)
Consolidated Statements of Loss and Comprehensive Loss
Product development and clinical trials	20,020,959	16,001,464	16,214,439
Operating loss	(30,047,080)	(32,410,690)	(30,874,255)
Loss for the year	$ (35,131,015)	$ (107,983,475)	$ (21,634,068)
Basic and diluted loss per share	$ (5.40)	$ (76.26)	$ (265.37)
Consolidated Statements of Cash Flows
Loss for the year	$ (35,131,015)	$ (107,983,475)	$ (21,634,068)
Net change in non-cash working capital	$ 662,201	(59,393)	(1,274,653)
As previously reported
Consolidated Statements of Financial Position
Inventory		258,742	398,556
Deficit		(332,735,195)	(224,692,327)
Consolidated Statements of Loss and Comprehensive Loss
Product development and clinical trials		16,060,857	17,489,092
Operating loss		(32,470,083)	(32,148,908)
Loss for the year		$ (108,042,868)	$ (22,908,721)
Basic and diluted loss per share		$ (76.30)	$ (281.94)
Consolidated Statements of Cash Flows
Loss for the year		$ (108,042,868)	$ (22,908,721)